Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income/(loss)	R$ (1,506,726)	R$ (1,538,141)	R$ 402,649
Items that will not be subsequently reclassified to the statement of income
Actuarial gains on defined benefit plan from investments in subsidiaries	(27,464)	13,912	(8,399)
Actuarial gains on defined benefit pension plan	79,247	14,161	41,635
Total Items that will not be subsequently reclassified to the statement of income	51,783	28,073	33,236
Items that could be subsequently reclassified to the statement of income
Cumulative translation adjustments for the year	20,019	679,250	(142,939)
(Loss)/gain cash flow hedge accounting, net of taxes	2,479,943	(3,278,956)	805,749
Cash flow hedge reclassified to income upon realization, net of taxes	(321,341)	(137,082)	240,886
(Loss)/gain cash flow hedge accounting–“Platts”from investments in subsidiaries, net of taxes	507,803	(336,302)	5,710
Total Items that could be subsequently reclassified to the statement of income	2,686,424	(3,073,090)	909,406
Comprehensive income/(loss) for the year	1,231,481	(4,583,158)	1,345,291
Attributable to:
Earnings/(loss) attributable to the controlling interests	577,569	(5,526,532)	624,752
Earnings attributable to the non-controlling interests	653,912	943,374	720,539
Total	R$ 1,231,481	R$ (4,583,158)	R$ 1,345,291